Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
The Company has entered into various non-cancelable operating leases for its office facilities with expiration dates through April 2032. The components of operating lease costs recorded under operating expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023	2024	2025
Operating lease cost	$8,327	$7,066	$8,933
Variable lease cost	415	799	1,133
Total	$8,742	$7,865	$10,066

Cash payments paid for operating leases were $10,037, $9,130 and $11,197 for the years ended December 31, 2023, 2024 and 2025, respectively.
As of December 31, 2024 and 2025, the Company’s weighted average remaining lease term was 5.69 years and 6.71 years, respectively, and the weighted average discount rate was 4.39% and 4.26%, respectively.
As of December 31, 2025, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

Years ending December 31,
2026	$10,212
2027	8,172
2028	7,749
2029	7,061
2030	6,765
2031 and thereafter	8,299
Total undiscounted lease payments	48,258
Less: imputed interest	(4,962)
Present value of lease liabilities	$43,296
The Company subleases certain unused office space to third parties. The Company recorded $226 ,$1,051 and $777 of sublease income during the years ended December 31, 2023, 2024 and 2025, respectively.